Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 8,097	$ 5,121
Carrying amount of the hedging instruments, Liabilities	(26,869)	(11,247)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(11,970)	55
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(12,058)	61
Ineffectiveness recorded in non-interest income-other	(16)	17
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	7,819	4,685
Carrying amount of the hedging instruments, Liabilities	(19,563)	(5,452)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(10,053)	(1,221)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(10,141)	(1,215)
Ineffectiveness recorded in non-interest income-other	(16)	17
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,977	1,204
Carrying amount of the hedging instruments, Liabilities	(7,683)	(2,818)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(4,193)	(1,004)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(4,250)	(1,017)
Ineffectiveness recorded in non-interest income-other	11	16
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	314	2,428
Carrying amount of the hedging instruments, Liabilities	(3,277)	(180)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(4,318)	1,352
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(4,349)	1,378
Ineffectiveness recorded in non-interest income-other	(24)	(5)
Cash flow hedges [member] | Currency or interest rate risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets		25
Carrying amount of the hedging instruments, Liabilities		(155)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income		72
Gains/(losses) on hedged item used to calculate hedge ineffectiveness		69
Ineffectiveness recorded in non-interest income-other		5
Cash flow hedges [member] | Currency or interest rate risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets		66
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income		(2)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness		(2)
Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	4,777	921
Carrying amount of the hedging instruments, Liabilities	(8,470)	(2,298)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(2,592)	(1,969)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(2,589)	(1,973)
Ineffectiveness recorded in non-interest income-other	(5)	1
Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	678
Carrying amount of the hedging instruments, Liabilities	(61)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,162
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,159
Ineffectiveness recorded in non-interest income-other	2
Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	72
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	22
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	22
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1	41
Carrying amount of the hedging instruments, Liabilities	(72)	(1)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(134)	330
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(134)	330
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	278	436
Carrying amount of the hedging instruments, Liabilities	(7,306)	(5,795)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,917)	1,276
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,917)	1,276
Net investment hedges [member] | Currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(6,289)	(5,714)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(574)	435
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(574)	435
Net investment hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	278	436
Carrying amount of the hedging instruments, Liabilities	(1,017)	(81)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,343)	841
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ (1,343)	$ 841